Trade Accounts Receivable, Net - Trade Accounts Receivable, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Receivables [Abstract]
Trade accounts receivable	$ 1,164	$ 951
Allowance for doubtful accounts	(15)	(12)
Total	$ 1,149	$ 939